Finance cost and income (Tables)	6 Months Ended
Jun. 30, 2020
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Summary of Finance Costs Included in Income Statement
The finance costs included in the income statement are as follows:

For the six-month period ended 30 June Million US dollar	2020	2019 restated
Interest expense	(2 002)	(2 110)
Capitalization of borrowing costs	5	12
Net interest on net defined benefit liabilities	(41)	(48)
Accretion expense	(291)	(287)
Net losses on hedging instruments that are not part of a hedge accounting relationship	(219)	(106)
Net foreign exchange results (net of the effect of foreign exchange derivative instruments)	—	(54)
Tax on financial transactions	(48)	(33)
Net mark-to-market results on derivatives related to the hedging of share-based payment programs	(1 724)	—
Other financial costs, including bank fees	(77)	(82)

	(4 397)	(2 708)

Exceptional finance cost	(1 438)	(46)

Finance costs	(5 835)	(2 754)

Summary of Finance Income Included in Income Statement
Finance income included in the income statement is as follows:

For the six-month period ended 30 June Million US dollar	2020	2019 restated
Interest income	98	152
Hyperinflation monetary adjustments	30	48
Market-to-market gains on derivatives related to the hedging of share-based payment programs	—	1 124
Net foreign exchange results (net of the effect of foreign exchange derivative instruments)	61	—
Other financial income	4	15

	193	1 339

Exceptional finance income	50	1 247

Finance income	243	2 586